SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of outstanding common stock

	2017		2016
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,110,952	$4,671	1,094,668	$4,541
Issued for the acquisition of AOSP and other assets (note 7)	97,561	3,818	—	—
Issued upon exercise of stock options	14,256	466	16,284	559
Previously recognized liability on stock options exercised for common shares	—	154	—	117
Return of capital on PrairieSky Royalty Ltd. share distribution (note 8)	—	—	—	(546)
Balance – end of year	1,222,769	$9,109	1,110,952	$4,671

Summary of stock option activity
The following table summarizes information relating to stock options outstanding at December 31, 2017 and 2016:

	2017		2016
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	58,299	$34.22	74,615	$34.88
Granted	16,052	$42.07	11,002	$34.97
Surrendered for cash settlement	(626)	$33.18	(817)	$34.47
Exercised for common shares	(14,256)	$32.66	(16,284)	$34.31
Forfeited	(3,433)	$37.53	(10,217)	$39.66
Outstanding – end of year	56,036	$36.67	58,299	$34.22
Exercisable – end of year	18,282	$34.25	20,747	$33.75

Summary of range of exercise prices of stock options outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2017 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$22.90	-	$24.99	3,657	3.03	$22.90	1,116	$22.90
$25.00	-	$29.99	8,390	2.34	$28.72	3,967	$28.57
$30.00	-	$34.99	10,047	1.61	$33.31	5,557	$33.49
$35.00	-	$39.99	13,523	3.29	$37.21	4,190	$35.88
$40.00	-	$44.99	19,417	4.15	$43.60	3,118	$43.55
$45.00	-	$46.74	1,002	3.63	$45.61	334	$45.09
			56,036	3.13	$36.67	18,282	$34.25